Subsequent Events (Details Narrative) (10-K) - USD ($)					1 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 07, 2021	Apr. 05, 2021	Mar. 10, 2021	Nov. 24, 2020	May 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Apr. 16, 2021	Mar. 27, 2019
Sale of stock						$ 115,000		$ 430,000	$ 1,550,000
Sale of stock, shares						115,000		2,590,364	4,577,043
Stock issued during period, shares			30,000
Stock options, shares						642,510		224,000	557,506
Stock issued during the period, acquistions						375,000
Common Stock [Member]
Stock issued during period, shares							4,327,043	2,590,364	4,577,043
Stock issued during the period, acquistions						600,000
Technology License Agreement [Member]
Stock options, shares	2,000,000
Share issued price exercised	$ 1.00
Licensor [Member] | Technology License Agreement [Member]
Stock issued during period, shares					1,250,000
Licensor [Member] | Technology License Agreement [Member] | Common Stock [Member]
Stock issued during period, shares	1,000,000
Licensor [Member] | Technology License Agreement [Member]
Stock issued during period, shares	3,450,000
Stock issued during the period, acquistions	4,000,000
Share issued exercise description	Until the Company exercise one of these options, it will share with the licensor 50% of pre-revenue costs and 50% of the net revenue, as defined, from the use of the technology.
Note Holder [Member]
Stock issued during period, shares				100,000		10,000
Subsequent Event [Member] | Investor [Member]
Sale of stock		$ 115,000
Sale of stock, shares		115,000
Subsequent Event [Member] | Note Holder [Member]
Debt financing										$ 1,166,000
Subsequent Event [Member] | Note Holder [Member] | Warrants [Member]
Warrants outstanding										400,000